Exhibit 99.1

Monthly Noteholder's Statement

Synchrony Card Issuance Trust

SynchronySeries

          Pursuant to the Amended and Restated Master Indenture, dated as of May 1, 2018 (as amended and supplemented, the “Indenture”) between Synchrony Card Issuance Trust (the “Issuer”) and The Bank of New York Mellon, as indenture trustee (the “Indenture Trustee”), as supplemented by the SynchronySeries Indenture Supplement (as amended and supplemented, the “Indenture Supplement”), dated as of September 26, 2018, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause Synchrony Bank (the “Servicer”), to prepare certain information each month regarding current distributions to the SynchronySeries Noteholders and the performance of the Issuer during the previous month. The information is required to be prepared with respect to the Payment Date as set forth below, and with respect to the performance of the Issuer during the Monthly Period ended as set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables purchased by the Issuer until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Monthly Period Beginning:	05/01/2021
Monthly Period Ending:	05/31/2021
Payment Date:	06/15/2021
Loss Cycles in Period:	28

I. Trust Receivables Information (Monthly Period)

a.	BOP Number of Accounts	6,865,392
b.	EOP Number of Accounts	6,799,891

c.	BOP Aggregate Principal Receivables	6,652,788,155.63
d.	BOP Finance Charge Receivables	261,123,194.02
e.	BOP Discount Option Receivables	0.00
f.	BOP Total Receivables	6,913,911,349.65

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Finance Charge Receivables from Additional Accounts	0.00
i.	Increase in Discount Option Receivables	0.00

j.	Decrease in Principal Receivables due to Account Removal	0.00
k.	Decrease in Finance Charge Receivables due to Account Removal	0.00

l.	EOP Aggregate Principal Receivables	6,735,541,113.63
m.	EOP Finance Charge Receivables	257,082,537.32
n.	EOP Discount Option Receivables	0.00
o.	EOP Total Receivables	6,992,623,650.95

p.	BOP Excess Funding Account Balance	0.00
q.	EOP Excess Funding Account Balance	0.00
r.	EOP Minimum Pool Balance	3,513,513,514.00

s.	EOP Minimum Free Equity Amount	336,777,055.68
t.	EOP Free Equity Amount	3,222,027,599.63

II. Investor Information (Sum of all Series)*

a.	Note Principal Balance
	i.	Beginning of Interest Period	2,600,000,000.00
	ii.	Increase in note principal Balance due to New Issuance / Additional Draws	0.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and notes Retired	0.00
	iv.	As of Payment Date	2,600,000,000.00

b.	Subordinated Transferor Amount
	i.	Beginning of Interest Period	913,513,514.00
	ii.	As of Payment Date	913,513,514.00

c.	Principal Funding Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	As of Payment Date	0.00

d.	Collateral Amount
	i.	Beginning of Interest Period	3,513,513,514.00
	ii.	As of Payment Date	3,513,513,514.00

*	Throughout this Section II, Beginning of Interest Period Amounts include any issuances that occurred during the Monthly Period related to this report. As of Payment Date amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to the report.

III.	Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	26.3659%
	ii.	Three-Month Average	26.7716%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	25.0827%
	ii.	Three-Month Average	24.8818%

c.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)
	i.	Current	5.1485%
	ii.	Prior Monthly Period	5.1693%
	iii.	Two Months Prior Monthly Period	5.7234%
	iv.	Three Months Prior Monthly Period	4.8582%
	v.	Three-Month Average	5.3470%

d.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)
	i.	Current	4.0414%
	ii.	Prior Monthly Period	4.0902%
	iii.	Two Months Prior Monthly Period	4.5200%
	iv.	Three Months Prior Monthly Period	3.8612%
	v.	Three-Month Average	4.2172%

e.	Default Amount for Defaulted Accounts	28,543,076.05

f.	Recovery Amount	6,137,438.57

g.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)	22,405,637.48

h.	Number of Accounts Charged Off	9,980

i.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)	2,245.05

j.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
	i.	1-29 Days Delinquent	69,873	1.0276%	123,376,599.38	1.7644%
	ii.	30-59 Days Delinquent	10,599	0.1559%	27,669,170.09	0.3957%
	iii.	60-89 Days Delinquent	6,798	0.1000%	22,525,852.72	0.3221%
	iv.	90-119 Days Delinquent	6,830	0.1004%	24,102,504.64	0.3447%
	v.	120-149 Days Delinquent	5,679	0.0835%	20,796,192.72	0.2974%
	vi.	150-179 Days Delinquent	5,919	0.0870%	22,461,929.52	0.3212%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	105,698	1.5544%	240,932,249.07	3.4455%

IV. Series Performance Data

	May	April	March
	Monthly Period	Monthly Period	Monthly Period
(a) Portfolio Yield	21.22%	21.32%	21.74%
(b) Base Rate	4.16%	4.16%	4.16%
(a)- (b) = Excess Spread Percentage	17.06%	17.16%	17.58%
Three Month Average Excess Spread Percentage	17.27%	17.15%	17.45%

V. Collections and Allocations			Trust	Series

a.	Finance Charge Collections (excluding f.)		146,172,521.64	77,197,578.00
b.	Servicing Fee Retained		11,087,980.18	5,855,855.98
c.	Principal Collections		1,668,697,246.81	881,283,186.45
d.	Default Amount		28,543,076.05	15,074,354.02
e.	Net Swap Receipts			0.00
f.	Investment Earnings Treated as Finance Charge Collections			0.00

VI. Allocation Percentages

a.	Allocation Percentage Denominators
	i.	Aggregate Principal Receivables Balance as of EOP Prior Monthly Period		6,652,788,155.63
	ii.	Number of Days at Balance		31

b.	SynchronySeries Allocation Percentages
	i.	SynchronySeries Floating Allocation Percentage (daily average)		52.8126%
	ii.	SynchronySeries Principal Allocation Percentage (daily average)		52.8126%

VII. Shared Excess Available Finance Charge Collections

a.	Finance Charge Shortfall for SynchronySeries			0.00
b.	Finance Charge Shortfall for all Series			0.00
c.	Shared Excess Available Finance Charges Collections Allocated to SynchronySeries			0.00

VIII. Information Regarding the Current Distribution to Noteholders

The amount of distribution to Noteholders on the related Payment Date per $1,000 Initial Dollar Principal Amount

	LIBOR		Interest	Interest	Principal	Total
Tranche	Determination Date	LIBOR Rate	Rate	Distribution	Distribution	Distribution
Class A (2018-1)			3.3800%	2.82	0.00	2.82
Class A (2019-1)			2.9500%	2.46	0.00	2.46
Class A (2019-2)			2.3400%	1.95	0.00	1.95

IX. Outstanding Dollar Principal Amount of SynchronySeries Notes as of the Payment Date

			Adjusted	Principal distribution
	Initial Dollar Principal	Outstanding Dollar	Outstanding Dollar	on the
Tranche	Amount	Principal Amount	Principal Amount	Payment Date
Class A (2018-1)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	0.00
Class A (2019-1)	750,000,000.00	750,000,000.00	750,000,000.00	0.00
Class A (2019-2)	850,000,000.00	850,000,000.00	850,000,000.00	0.00
Total Class A	2,600,000,000.00	2,600,000,000.00	2,600,000,000.00	0.00
Total Class B	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00
Total	2,600,000,000.00	2,600,000,000.00	2,600,000,000.00	0.00

X. Nominal Liquidation Amount of SynchronySeries Notes

Tranche	Nominal Liquidation Amount as of Beginning of Interest Period*	Increases from amounts withdrawn from the Note Retirement Subaccounts in respect of Prefunding Excess Amounts	Reimbursements of prior Nominal Liquidation Amount Deficits from Available Finance Charge Collections	Increase due to additional notes issued during Monthly Period	Reductions due to reallocations of Available Principal Collections and Investor Charge-Offs	Reductions due to amounts deposited to the Principal Funding Subaccounts	Reductions due to amounts deposited in applicable Note Retirement Subaccount	Nominal Liquidation Amount as of end of Interest Period*
Class A	1,000,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	1,000,000,000.00
(2018-1)
Class A	750,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	750,000,000.00
(2019-1)
Class A	850,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	850,000,000.00
(2019-2)
Total Class A	2,600,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	2,600,000,000.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	2,600,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	2,600,000,000.00

*	Beginning of Interest Period amounts include any issuances that occurred during the Monthly Period related to this report. As of end of Interest Period amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to this report.

XI. SynchronySeries Required and Subordinated Amounts*

Beginning of Interest Period

Tranche	Required Subordinated Amount	Total Subordinated Amount	Nominal Liquidation Amount of Class B Notes	Nominal Liquidation Amount of Class C Notes	Nominal Liquidation Amount of Class D Notes	Subordinated Transferor Amount
Class A (2018-1)	351,351,351.54
Class A (2019-1)	263,513,513.65
Class A (2019-2)	298,648,648.81
Total Class A	913,513,514.00	913,513,514.00	0.00	0.00	0.00	913,513,514.00
Total Class B	650,000,000.00	913,513,514.00		0.00	0.00	913,513,514.00
Total Class C	423,255,814.00	913,513,514.00			0.00	913,513,514.00
Total Class D	136,842,106.00	913,513,514.00				913,513,514.00

As of Payment Date

Tranche	Required Subordinated Amount	Total Subordinated Amount	Nominal Liquidation Amount of Class B Notes	Nominal Liquidation Amount of Class C Notes	Nominal Liquidation Amount of Class D Notes	Subordinated Transferor Amount
Class A (2018-1)	351,351,351.54
Class A (2019-1)	263,513,513.65
Class A (2019-2)	298,648,648.81
Total Class A	913,513,514.00	913,513,514.00	0.00	0.00	0.00	913,513,514.00
Total Class B	650,000,000.00	913,513,514.00		0.00	0.00	913,513,514.00
Total Class C	423,255,814.00	913,513,514.00			0.00	913,513,514.00
Total Class D	136,842,106.00	913,513,514.00				913,513,514.00

*	Throughout this Section XI, Beginning of Interest Period Amounts include any issuances that occured during the Monthly Period related to this report. As of Payment Date amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to this report.

XII. Interest Funding Account Sub-Accounts

Tranche	Beginning Interest Funding Subaccount Balance	Targeted deposit to the Interest Funding Subaccount for the current period	Previous shortfalls of targeted deposits to the Interest Funding Subaccount	Actual deposit to Interest Funding Subaccount	Amount withdrawn from the Interest Funding Subaccount for payment to Noteholders	Other Withdrawals	Ending Interest Funding Subaccount Balance
Class A (2018-1)	0.00	2,816,666.67	0.00	2,816,666.67	(2,816,666.67)	0.00	0.00
Class A (2019-1)	0.00	1,843,750.00	0.00	1,843,750.00	(1,843,750.00)	0.00	0.00
Class A (2019-2)	0.00	1,657,500.00	0.00	1,657,500.00	(1,657,500.00)	0.00	0.00
Total Class A	0.00	6,317,916.67	0.00	6,317,916.67	(6,317,916.67)	0.00	0.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	6,317,916.67	0.00	6,317,916.67	(6,317,916.67)	0.00	0.00

XIII. Principal Funding Account Sub-Accounts

Tranche	Beginning Principal Funding Subaccount Balance	Targeted deposit to the Principal Funding Subaccount for the current period	Previous shortfall of targeted deposit to the Principal Funding	Actual deposit to Principal Funding Subaccount	Amount withdrawn from Principal Funding Subaccount for payments to Noteholders	Other Withdrawals	Ending Principal Funding Subaccount Balance
Class A (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2019-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2019-2)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class A	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XIV. Class D Reserve Sub-Accounts

Tranche	Beginning Class D Reserve Subaccount Balance	Targeted deposit to the Class D Reserve Subaccount for the current period	Actual deposit to Class D Reserve Subaccount	Class D Reserve Subaccount earnings for the current period	Amount withdrawn with respect of payment of interest or principal to Noteholders	Withdrawal of Excess Amounts	Ending Class D Reserve Subaccount

Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XV. Accumulation Reserve Sub-Accounts

Tranche	Beginning Accumulation Reserve Subaccount Balance	Targeted deposit to the Accumulation Reserve Subaccount for the current period	Actual deposit to Accumulation Reserve Subaccount	Accumulation Reserve Subaccount earnings for the current period	Amount withdrawn with respect of payment of principal to Noteholders	Withdrawal of Excess Amounts	Ending Accumulation Reserve Subaccount Balance
Total Class A	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XVI. Series Early Amortization Events

a.	Average Excess Spread Percentage for three consecutive Monthly Periods is less than required Excess Spread Percentage		No

b.	The Outstanding Dollar Principal Amount is outstanding beyond the Scheduled Principal Payment Date		No

c.	Has an early amortization event occurred?		No

XVII. Risk Retention
	a.	U.S. Risk Retention
		i. Required Risk Retention Transferor Amount (as of EOP)	130,000,000.00
		ii. Risk Retention Transferor Amount (as of EOP)	4,135,541,113.63
	b.	E.U. Risk Retention

At the date of this statement, Synchrony Bank, as “originator” for the purposes of Regulation (EU) 2017/2402, currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in a form that is intended to qualify as an originator’s interest as provided in option (b) of Article 6(3) of that Regulation, which interest is not hedged or otherwise mitigated except as permitted by that Regulation and related technical standards and guidelines, in each case as applicable on the date of issuance of the notes.

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 11th day of June 2021.

Synchrony Bank, as Servicer

By:
Name:	Chris Coffey
Its:	Authorized Signatory